Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Earnings Per Share
Earnings per share are computed as follows:

	2020	2019
Basic earnings per Common Share:

Net income attributable to Magna International Inc.	$757	$1,765

Weighted average number of Common Shares outstanding during the year	299.7	314.7

Basic earnings per Common Share	$2.52	$5.61

Diluted earnings per Common Share [a]:

Net income attributable to Magna International Inc.	$757	$1,765

Weighted average number of Common Shares outstanding during the year	299.7	314.7
Stock options and restricted stock	0.7	1.1

	300.4	315.8

Diluted earnings per Common Share	$2.52	$5.59

[a]
Diluted earnings per Common Share exclude 4.7 million [2019 – 4.0 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not
“in-the-money”.
The dilutive effect of participating securities using the
two-class
method was excluded from the calculation of earnings per share because the effect would be immaterial.